                             [BUILDING ARCHITECTURE

                                      FROM

                                INLAND PROPERTY]




                               INLAND REAL ESTATE

                             INCOME AND GROWTH FUND




                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2002

            TABLE OF CONTENTS

            LETTER TO SHAREHOLDERS                         1

            AVERAGE ANNUAL RATE OF RETURN                  4

            STATEMENT OF ASSETS AND LIABILITIES            5

            STATEMENT OF OPERATIONS                        6

            STATEMENTS OF CHANGES IN NET ASSETS            7

            FINANCIAL HIGHLIGHTS                           8

            SCHEDULE OF INVESTMENTS                        9

            SCHEDULE OF INVESTMENTS: OPTIONS WRITTEN       13

            NOTES TO THE FINANCIAL STATEMENTS              16

            BOARD OF TRUSTEES                              19






                                                JUNE 20, 2002

DEAR FELLOW SHAREHOLDERS:

ENCLOSED IS THE SEMI-ANNUAL REPORT FOR THE PERIOD OF

NOVEMBER 1, 2001 THROUGH APRIL 30, 2002.  WE HAVE BEEN

VERY PLEASED WITH THE CONTINUING SUCCESS OF OUR NEW ADVISER,

INLAND INVESTMENT ADVISORS, INC.  SINCE JUNE 1, 2001 THROUGH

JUNE 18, 2002, THEY HAVE INCREASED THE SHARE PRICE FROM

$10.98 TO $12.59 WHICH AMOUNTS TO A 14.66% RETURN PLUS

DIVIDENDS PAID QUARTERLY, IN AN INVESTMENT ENVIRONMENT WHICH

HAS PROVIDED MANY CHALLENGES.

Additionally, we look forward to our new Distributor, Inland Securities Corporation, marketing the Fund to a large network of Broker/Dealers which should result in growth of the Fund in the very near future.

The current economic environment will provide us with a number of challenges ahead that must be overcome. Corporate earnings are shaky following a string of restated results. Some investors are having trouble trusting Corporate America with incidents like faulty accounting practices plaguing some of the world's largest corporations. The stock market is trading sideways, oil prices are rising, and concern is growing about more terrorist attacks. That is a lot of unknowns. Corporate heads are still somewhat shell-shocked after 2001's collapse in profits so they are holding back from hiring and spending for capital investment. Even if earnings recover this year, it will not necessarily translate into higher capital spending right away. Profits will probably have to be strong for some time before CEOs will begin new projects and that will make for a slower overall recovery. We believe that a slowly recovering economy poses an opportunity for investors in the Inland Real Estate Income and Growth Fund.

Real estate on the other hand continues to have strong growth with property values steadily increasing and low interest rates have contributed to the strength of real estate.

Our current strategy is defensive in nature as we actively manage our portfolio of REIT and Non-REIT securities. Investors look for a "safe haven" in an uncertain environment and for the past couple of years they have been turning to REITs which are a solid asset class. The REIT industry is still relatively young and continues to mature and appeal to a broader array of investors.

Publicly traded REITs have suffered a minor pullback as we had expected and are still trading at or about their Net Asset Value (or liquidating value). We have made some adjustments in various sectors of our REIT







INLAND REAL ESTATE INCOME AND GROWTH FUND | 2
holdings based on the strength of each sector. We have a small position (1.62% of assets) in the office sector and do not see fundamentals improving there for 18-24 months. We have decreased our exposure to the multifamily sector because of the lack of job creation which has slowed new apartment demand and low interest rates which have spurred a record wave of new home buying. However, some good buys remain in most sectors, especially the retail sector, particularly the grocery or discount anchored shopping center REITs as a solid place to deploy new money. These types of properties will continue to be strong due to their "necessity" or "economical" based anchor.

We currently hold a comfortable cash position and continue scaling into the market, buying both REIT and Non-REIT stocks as the market continues to progress.

Should you have questions regarding your individual statements please contact
800.216.9785 or write to:



        The Inland Mutual Fund Trust
        U.S. Bancorp Fund Services, LLC
        P.O. Box 701
        Milwaukee, WI 53201-0701




Sincerely,
Inland Real Estate Income and Growth Fund




/s/ ROBERT D. PARKS
-------------------------
Robert D. Parks
Chairman







3 | INLAND REAL ESTATE INCOME AND GROWTH FUND

AVERAGE ANNUAL RATE OF RETURN




                     [AVERAGE ANNUAL RATE OF RETURN GRAPH]




This chart assumes an initial investment of $10,000, except for the Class A shares with a front-end sales charge, made on 3/1/99 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

As of the six months ended April 30, 2002 the Fund has chosen to use the NAREIT Composite Index as its comparison benchmark.




FOR PERIODS ENDED APRIL 30, 2002

                                                                             1 YEAR   ::  SINCE INCEPTION 3/1/99
 Inland Real Estate Income and Growth Fund - Class A No-Load                  17.95%               11.71%
---------------------------------------------------------------------------------------------------------------
 Inland Real Estate Income and Growth Fund - Class A*                         11.13%                9.64%
---------------------------------------------------------------------------------------------------------------
 NAREIT Composite Index**                                                     22.22%               15.14%

 *Reflects maximum front-end sales charge of 5.75%.
**The National Association of Real Estate Investment Trusts (NAREIT) Composite
  Total Return Index is a total return performance index of all publicly traded REITs tracked by NAREIT.




INLAND REAL ESTATE INCOME AND GROWTH FUND | 4

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)


ASSETS:

          Investments, at current value (cost $7,798,229)                   $ 8,544,887
          Cash                                                                  408,349
          Dividends receivable                                                   16,836
          Interest receivable                                                         5
          Receivable from investment adviser                                     24,520
          Receivable for investments sold                                         2,447
          Other assets                                                           34,353

                Total assets                                                  9,031,397

------------------------------------------------------------------------------------------

LIABILITIES:

          Options written, at value (premiums received $120,179)                122,272
          Accrued expenses                                                        6,397

                Total liabilities                                               128,669

------------------------------------------------------------------------------------------

NET ASSETS                                                                  $ 8,902,728

------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

          Capital stock                                                     $ 8,140,797
          Undistributed net investment income                                    48,045
          Undistributed accumulated net realized loss on investments           (30,679)
          Unrealized net appreciation of investments                            744,565

                Total net assets                                              8,902,728

          Shares outstanding (unlimited number authorized)                      719,145
          Net asset value and offering price per share                           $12.38
          Maximum offering price per share                                       $13.14


See notes to financial statements



5 | INLAND REAL ESTATE INCOME AND GROWTH FUND

STATEMENT OF OPERATIONS
Six months ended April 30, 2002 (Unaudited)

INVESTMENT INCOME:

          Dividend income                                                   $ 192,950
          Interest income                                                       2,620

                Total investment income                                       195,570

------------------------------------------------------------------------------------------

EXPENSES:

          Investment advisory fees                                             22,320
          Administration fees                                                   9,953
          Shareholder servicing and accounting fees and expense                16,676
          Distribution fees                                                     7,324
          Custody fees                                                          5,798
          Federal and state registration fees                                   1,582
          Professional fees                                                    47,461
          Reports to shareholders                                               2,124
          Trustees' fees and expenses                                           2,198
          Miscellaneous                                                         3,353
          Total expense before waiver and reimbursement                       118,789
          Less: Waiver of expenses and reimbursement from adviser            (45,534)

                Net expenses                                                   73,255

------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       $ 122,315

------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS):

          Net realized gain / (loss) on:
                Investments                                                  (66,739)
                Written options                                                36,547

          Net change in unrealized appreciation / (depreciation) on:
                Investments                                                   677,398
                Written options                                               (5,899)
                Net gain on investments                                       641,307

------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 763,622


See notes to financial statements



INLAND REAL ESTATE INCOME AND GROWTH FUND | 6

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            6 MONTHS ENDED       YEAR ENDED
                                                                                     04/30/2002 (UNAUDITED)      10/31/2001
OPERATIONS:

          Net investments income                                                                $   122,315    $   101,507
          Net realized gain / (loss) on investments                                                 (30,192)        51,470
          Change in unrealized appreciation / (depreciation) on investments                         671,499        (61,750)

               Net increase in net assets resulting from operations                                 763,622         91,227

----------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

          Shares sold                                                                             5,157,714      2,427,572
          Shares issued to holders in reinvestment of dividends                                      63,118         67,126
          Shares redeemed                                                                          (538,683)      (338,036)
               NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS               4,682,149      2,156,662

----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:

          From net investment income                                                               (105,713)       (89,527)
               TOTAL DISTRIBUTIONS TO CLASS A SHAREHOLDERS                                         (105,713)       (89,527)

----------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                                      5,340,058      2,158,362

----------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

          Beginning of year                                                                       3,562,670      1,404,308

          End of year
          (including undistributed net investment income of $48,045 and $31,443 respectively)   $ 8,902,728    $ 3,562,670



See notes to financial statements


7 | INLAND REAL ESTATE INCOME AND GROWTH FUND

FINANCIAL HIGHLIGHTS


                                                                6 Months Ended             Year             Year       03/01/1999(1)
                                                                    04/30/2002            Ended            Ended            through
                                                                   (Unaudited)       10/31/2001       10/31/2000         10/31/1999
                                                                --------------------------------------------------------------------
                                                                                            Class A
                                                                --------------------------------------------------------------------
PER SHARE DATA :
       Net asset value, beginning of period                          $   10.98        $   10.64        $    9.22       $  10.00

       Income from investment operations :
       Net investment income(5)                                           0.25             0.45             0.49           0.30
       Net realized and unrealized gains (losses) on securities           1.34             0.39             1.41          (0.82)
            TOTAL FROM INVESTMENT OPERATIONS                              1.59             0.84             1.90          (0.52)

       Less distributions :
       Dividends from net investment income                              (0.19)           (0.50)           (0.41)         (0.26)
       Tax return of capital                                              --               --              (0.07)            --

            TOTAL DISTRIBUTIONS                                          (0.19)           (0.50)           (0.48)         (0.26)

       Net asset value, end of period                                $   12.38        $   10.98        $   10.64       $   9.22


------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                          14.53%(3)         8.00%           21.24%         (5.32)%(3)

------------------------------------------------------------------------------------------------------------------------------------


SUPPLEMENTAL DATA AND RATIOS:

       Net assets, in thousands, end of period                       $   8,903        $   3,563        $   1,404       $    817

       Ratio of net expense to average net assets:
             Before expense reimbursement                                 4.05%(4)         6.43%            6.17%         12.71%(4)
             After expense reimbursement                                  2.50%(4)         2.50%            2.16%          1.15%(4)

       Ratio of net investment income to average net assets:
             Before expense reimbursement                                 2.62%(4)        37.00%            0.83%         (6.20%)(4)
             After expense reimbursement                                  4.17%(4)         4.30%            4.84%          5.36%(4)

       Portfolio turnover rate                                            6.51%           32.61%(3)        15.17%          1.36%



(1) Commencement of operations.

(2) The total return calculation does not reflect the 5.75% front end sales charge for Class A.

(3) Not annualized.

(4) Annualized.

(5) Calculated using average shares outstanding during the year.



See notes to financial statements



INLAND REAL ESTATE INCOME AND GROWTH FUND | 8

SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)



NUMBER OF SHARES                  COMMON STOCKS - 89.40%*                VALUE

                       Beverage, Food, & Tobacco - 2.95%*
      2,500            Anheuser-Busch Companies, Inc.                 $ 132,500
      2,500            PepsiCo, Inc.                                    129,750

                                                                        262,250

                       Chemicals - 1.25%*
      2,500            E. I. Du Pont de Nemours & Company               111,250

                       Communications - 1.37%*
      6,400            AOL Time Warner Inc.**                           121,728

                       Diversified REITs - 7.88%*
      8,220            Pennsylvania Real Estate Investment Trust        211,254
     31,800            Sizeler Property Investors, Inc.                 317,682
      1,500            Vornado Realty Trust                              66,150
      3,800            Washington Real Estate Investment Trust          106,780

                                                                        701,866

                       Financial Services - 1.56%*
      3,200            Citigroup Inc.                                   138,560

                       Healthcare REIT - 0.62%*
      1,826            Healthcare Realty Trust, Inc.                     55,328

                       Hospitality REITs - 3.47%*
     10,000            Hersha Hospitality Trust                          64,500
      7,200            Hospitality Properties Trust                     244,800

                                                                        309,300

                       Industrial REITS - 10.70%*
      3,900            AMB Property Corporation                         109,356
      1,100            CenterPoint Properties Trust                      60,170
     15,875            EastGroup Properties, Inc.                       396,081
     11,500            First Industrial Realty Trust, Inc.              387,205

                                                                        952,812

                       Marine Transport - 0.32%*
        400           Knightsbridge Tankers Ltd. (f}                      6,588
      1,510           Nordic American Tanker Shipping Limited (f)        21,820

                                                                         28,408

                      Mortgage REITs - 1.68%*
      3,200           American Mortgage Acceptance Company               41,920
      3,265           FBR Asset Investment Corporation                  107,451

                                                                        149,371




9 | INLAND REAL ESTATE INCOME AND GROWTH FUND

April 30, 2002 (Unaudited)


NUMBER OF SHARES     COMMON STOCKS - 89.40%*                             VALUE


                     OFFICE REITS - 1.62%*
             450     Boston Properties, Inc.                        $   17,541
             700     CarrAmerica Realty Corporation                     22,484
           1,200     Equity Office Properties Trust                     34,356
             720     Great Lakes REIT, Inc.                             11,664
           1,050     Prentiss Properties Trust                          32,287
             750     SL Green Realty Corp.                              26,325

                                                                       144,657

                     OFFICE/INDUSTRIAL REITS - 1.71%*
           1,800     Brandywine Realty Trust                            43,002
           1,800     Duke Realty Corporation                            47,340
           1,710     PS Business Parks, Inc.                            61,475

                                                                       151,817

                     MULTIFAMILY REITS - 12.65%*
           9,400     Amli Residential Properties Trust                 238,760
           5,200     Apartment Investment & Management Company         255,320
           3,900     Archstone Communities Trust                       105,144
           1,400     Avalonbay Communities, Inc.                        66,738
           3,700     Equity Residential Properties Trust               104,340
           5,600     Home Properties of New York, Inc.                 201,712
           5,785     Mid-America Apartment Communities, Inc.           154,691

                                                                     1,126,705

                     RETAIL - 7.51%*
           2,300     Costco Wholesale Corporation**                     92,460
           3,100     Lowe's Companies, Inc.                            131,099
           2,800     Target Corporation                                122,220
           2,200     Wal-Mart Stores, Inc.                             122,892
           5,300     Walgreen Company                                  200,181

                                                                       668,852

                     RETAIL REITS - 25.90%*
          26,600     Acadia Realty Trust                               184,338
           1,000     Chelsea Property Group, Inc.                       60,450
          20,806     Commercial Net Lease Realty                       316,043
           3,400     Equity One, Inc.                                   47,600
             600     General Growth Properties, Inc.                    27,438
           3,500     Glimcher Realty Trust                              68,075
          27,900     IRT Property Company                              337,032


INLAND REAL ESTATE INCOME AND GROWTH FUND | 10

April 30, 2002 (Unaudited)


NUMBER OF SHARES     COMMON STOCKS - 89.40%*                             VALUE


                     RETAIL REITS (CONTINUED)
          10,000     JDN Realty Corporation                         $  126,700
           7,100     Kimco Reality Corporation                         227,910
           3,500     New Plan Excel Realty Trust                        68,425
           3,700     Pan Pacific Retail Properties, Inc.               117,253
          16,750     Ramco-Gershenson Properties Trust                 307,362
             700     Simon Property Group, Inc.                         23,625
           1,500     Taubman Centers, Inc.                              22,425
          27,400     Urstadt Biddle Properties                         317,840
           1,485     Weingarten Realty Investors                        52,866

                                                                     2,305,382

                     SELF STORAGE REITS - 3.56%*
           1,000     Public Storage, Inc.                               37,970
           9,050     Sovran Self Storage, Inc.                         278,740

                                                                       316,710

                     SOFTWARE - 1.05%*
           1,800     Microsoft Corporation**                            94,068

                     SPECIALTY  - 3.60%*
           1,400     Alexandria Real Estate Equities, Inc.              63,980
           8,425     Plum Creek Timber Company, Inc.                   256,541

                                                                       320,521

                     TOTAL COMMON STOCKS (COST $7,224,780)          $7,959,585



11 | INLAND REAL ESTATE INCOME AND GROWTH FUND

April 30, 2002 (Unaudited)


NUMBER OF SHARES     PREFERRED STOCKS - 5.11%*                           VALUE


           5,850     Apartment Investment & Management Company
                     - Class D                                      $  144,495
             462     Commercial Net Lease Realty - Class A              11,444
           2,000     Glimcher Realty Trust - Class B                    50,020
           2,100     Innkeepers USA Trust - Class A                     52,500
           5,000     Kimco Realty Corporation - Class A                121,850
           1,000     Mid-America Apartment Communities, Inc.
                     - Class A                                          25,320
              16     Public Storage, Inc. - Class A                        439
           2,060     Taubman Centers, Inc. - Class A                    49,234

                     TOTAL PREFERRED STOCKS (COST $443,449)         $  455,302



PRINCIPAL AMOUNT     SHORT-TERM INVESTMENT - 1.46%*                      VALUE


                     VARIABLE RATE DEMAND NOTES #
        $ 70,000     American Family Financial Services Inc.,
                     1.43%                                          $   70,000
          30,000     Wisconsin Corporate Central Credit Union,
                     1.52%                                              30,000
          30,000     Wisconsin Electric Power Company, 1.43%            30,000

                     TOTAL SHORT-TERM INVESTMENTS (COST $130,000)      130,000

                     TOTAL INVESTMENTS (COST $7,798,229)             8,544,887

                     OTHER ASSETS LESS LIABILITIES - 4.03%*            357,841


                     TOTAL NET ASSETS - 100.00%*                    $8,902,728



*   Calculated as a percentage of net assets.

**  Non-income producing security.

# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2002.

(f) Foreign company.

See notes to financial statements



INLAND REAL ESTATE INCOME AND GROWTH FUND | 12

SCHEDULE OF INVESTMENTS: OPTIONS WRITTEN
April 30, 2002


CONTRACTS (100 SHARES PER CONTRACT)                                        VALUE


CALL OPTIONS

                    AOL TIME WARNER INC.
          49        Expiration October 2002, Exercise Price $22.50       $ 5,635
          15        Expiration January 2003, Exercise Price $25.00         1,650

                    ANHEUSER-BUSCH COMPANIES, INC.
          15        Expiration June 2002, Exercise Price $50.00            4,950
          10        Expiration September 2002, Exercise Price $50.00       4,100

                    CITIGROUP, INC.
           5        Expiration June 2002, Exercise Price $55.00               50
          15        Expiration September 2002, Exercise Price $50.00       1,350
          12        Expiration September 2002, Exercise Price $55.00         360

                    COSTCO WHOLESALE CORPORATION
          18        Expiration July 2002, Exercise Price $50.00               90
           5        Expiration October 2002, Exercise Price $45.00           675

                    E.I. DU PONT DE NEMOURS AND COMPANY
          15        Expiration July 2002, Exercise Price $45.00            2,775
          10        Expiration July 2002, Exercise Price $50.00              300

                    LOWE'S COMPANIES, INC.
          15        Expiration July 2002, Exercise Price $45.00            1,800
          10        Expiration July 2002, Exercise Price $50.00              250
           6        Expiration January 2003, Exercise Price $45.00         2,340

                    MICROSOFT CORPORATION
          10        Expiration October 2002, Exercise Price $60.00         2,447
           8        Expiration January 2003, Exercise Price $65.00         2,120

                    PEPSICO, INC.
          15        Expiration July 2002, Exercise Price $50.00            4,800
          10        Expiration July 2002, Exercise Price $55.00              600

                    TARGET CORPORATION
          12        Expiration July 2002, Exercise Price $45.00            1,980
          10        Expiration July 2002, Exercise Price $47.50              850
           6        Expiration October 2002, Exercise Price $47.50         1,230

                    WAL-MART STORES, INC.
          15        Expiration June 2002, Exercise Price $60.00            1,050
           7        Expiration September 2002, Exercise Price $65.00         560


13 | INLAND REAL ESTATE INCOME AND GROWTH FUND

April 30, 2002


CONTRACTS (100 SHARES PER CONTRACT)                                        VALUE

                    WALGREEN COMPANY
          8         Expiration July 2002, Exercise Price $35.00          $ 2,560
          8         Expiration July 2002, Exercise Price $40.00              520
         15         Expiration July 2002, Exercise Price $37.50            2,325
          7         Expiration October 2002, Exercise Price $42.50           280
         15         Expiration January 2003, Exercise Price $40.00         3,000

                    TOTAL CALL OPTIONS WRITTEN
                    (PREMIUMS RECEIVED $59,458)                          $50,647


PUT OPTIONS
                    AOL TIME WARNER INC.
         20         Expiration July 2002, Exercise Price $20.00          $ 4,600
         15         Expiration July 2002, Exercise Price $25.00           10,200
          8         Expiration July 2002, Exercise Price $27.50            7,440
          8         Expiration January 2003, Exercise Price $20.00         3,040
          6         Expiration January 2003, Exercise Price $35.00         9,600
          7         Expiration January 2003, Exercise Price $22.50         3,500

                    ANHEUSER-BUSCH COMPANIES, INC.
         10         Expiration September 2002, Exercise Price $40.00          50
         15         Expiration September 2002, Exercise Price $45.00         525

                    CITIGROUP, INC.
          5         Expiration June 2002, Exercise Price $45.00            1,425
         15         Expiration September 2002, Exercise Price $40.00       2,550
         12         Expiration September 2002, Exercise Price $42.50       3,360

                    COSTCO WHOLESALE CORPORATION
         10         Expiration July 2002, Exercise Price $40.00            1,950
          8         Expiration July 2002, Exercise Price $37.50              720
          5         Expiration October 2002, Exercise Price $35.00           650

                    E.I. DU PONT DE NEMOURS AND COMPANY
         15         Expiration July 2002, Exercise Price $35.00              225
         10         Expiration July 2002, Exercise Price $40.00              800

                    LOWE'S COMPANIES, INC.
         10         Expiration July 2002, Exercise Price $40.00            1,400
         15         Expiration July 2002, Exercise Price $37.50              975
          6         Expiration January 2003, Exercise Price $35.00         1,020

                    MICROSOFT CORPORATION
         10         Expiration July 2002, Exercise Price $55.00            4,600
          4         Expiration October 2002, Exercise Price $50.00         1,640
          4         Expiration January 2003, Exercise Price $45.00         1,320



INLAND REAL ESTATE INCOME AND GROWTH FUND | 14

April 30, 2002

CONTRACTS (100 SHARES PER CONTRACT)                                                      VALUE


                    PEPSICO, INC.
         25         Expiration July 2002, Exercise Price $45.00                          $ 375

                    TARGET CORPORATION
         12         Expiration July 2002, Exercise Price $35.00                            240
         10         Expiration July 2002, Exercise Price $40.00                            950
          6         Expiration January 2003, Exercise Price $35.00                         720

                    WAL-MART STORES, INC.
          9         Expiration June 2002, Exercise Price $50.00                            585
          6         Expiration June 2002, Exercise Price $55.00                          1,170
          7         Expiration September 2002, Exercise Price $55.00                     2,170

                    WALGREEN COMPANY
          8         Expiration July 2002, Exercise Price $27.50                             80
         23         Expiration July 2002, Exercise Price $32.50                            115
         22         Expiration January 2003, Exercise Price $35.00                       3,630

                         TOTAL PUT OPTIONS WRITTEN (PREMIUMS RECEIVED $60,721)        $ 71,625

                         TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $120,179)          $ 122,272

See notes to financial statements

15 | INLAND REAL ESTATE INCOME AND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

1} ORGANIZATION

The Inland Mutual Fund Trust (f/k/a Jefferson Fund Group Trust) (the "Trust") was organized as a business trust under the laws of Delaware on January 20, 1995 and registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company issuing its shares in series. The only series presently authorized is the Inland Real Estate Income & Growth Fund (f/k/a Jefferson REIT Fund) (the "Fund"). The Fund is a non-diversified fund. The Fund commenced operations on March 1, 1999, all organizational costs incurred by the Trust in connection with the organization, registration and initial public offering of these series were expensed as incurred.

The primary focus of the Fund is to provide high current income and secondarily produce capital appreciation, primarily through investments in equity securities of real estate investment trusts and real estate operating companies. The Fund may also invest in securities of companies outside the real estate industry.

The Fund is authorized to issue two classes of shares in an unlimited number, without par value. The Class A shares are subject to a servicing fee at an annual rate up to 0.25% of net assets pursuant to Rule 12b-1 and a front-end sales charge imposed at the time of purchase in accordance with the Fund's prospectus. The maximum front-end sales charge is 5.75% of the public offering price or 6.10% of the net amount invested for Class A shares. The Fund imposes a deferred sales charge of 1.00% on redemptions within one year of purchases of Class A shares initially purchased in an amount of $1,000,000 or more. The Class C shares are subject to a servicing fee at an annual rate up to 1.00% of net assets pursuant to Rule 12b-1 and a deferred sales charge of 1.00% is imposed on redemptions within one year of purchase. Class C shares commenced operations on May 17, 2002.

2} SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. A} INVESTMENT VALUATIONS - Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the most recent bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and securities which are restricted as to resale are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Fund may be subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers and tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. B} WRITTEN OPTION ACCOUNTING - The Fund writes (sells) call options for trading purposes and writes put options for hedging purposes. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercised price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium

16 | INLAND REAL ESTATE INCOME AND GROWTH FUND received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on securities sold short) and the Fund realizes a gain or loss from the sale of the security. All written options must be fully collateralized. The Fund maintains, as appropriate, cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of the purchase obligation of put options or the market value of the instrument underlying the contract for call options. See Note 5 for options written by the Fund for the six months ended April 30, 2002. C} FEDERAL INCOME TAXES - Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as "regulated investment companies" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. Generally accepted accounting principles in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.
D} INCOME AND EXPENSES - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). E} DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, will be declared at least annually. A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs and such distributions for tax purposes may consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held. The character of such distributions, for tax purposes, is determined by the Fund based on estimates and information received by the Fund from the REITs. F} USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. G} INVESTMENT INCOME AND INVESTMENT TRANSACTIONS - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3} CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Fund were as follows:

                           6 MONTHS ENDED          YEAR ENDED
                           4/30/2002               10/31/2001
                                             : :

 CLASS A                       AMOUNT      SHARES      AMOUNT         SHARES

 Shares sold                5,157,714     435,078      2,427,572      217,133
--------------------------------------------------------------------------------
 Shares issued
 to holders in
 reinvestment of
 dividends                     63,118       5,148         67,126        6,128
--------------------------------------------------------------------------------
 Shares redeemed             (538,683)    (45,629)      (338,036)     (30,719)
--------------------------------------------------------------------------------
   NET INCREASE (DECREASE)  4,682,149     394,597      2,156,662      192,542

4} INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended April 30, 2002, were as follows:

                            PURCHASES           : :           SALES

 U.S. Government                   --                            --
--------------------------------------------------------------------------------
 Other                    $ 5,401,113                     $ 385,934


17 | INLAND REAL ESTATE INCOME AND GROWTH FUND

The components of the net unrealized appreciation in the value of the investments held at April 30, 2002 for tax purposes are as follows:

 Gross unrealized appreciation of investments         $ 917,672

 Gross unrealized depreciation of investments          (173,107)

   NET UNREALIZED APPRECIATION OF INVESTMENTS         $ 744,565

At April 30, 2002, the cost of investments for federal income tax purposes was $7,798,229.

5} OPTION CONTRACTS WRITTEN

The premium amount and the number of option contracts written during the six months ended April 30, 2002 were as follows:

 CALL OPTIONS                  PREMIUM AMOUNT      : :       NUMBER OF CONTRACTS

 Call options outstanding,
 beginning of period             $ 22,402                           112
--------------------------------------------------------------------------------
 Call options written              80,738                           446
--------------------------------------------------------------------------------
 Call options closed              (27,005)                         (138)
--------------------------------------------------------------------------------
 Call options exercised                --                            --
--------------------------------------------------------------------------------
 Call options expired             (16,677)                          (74)
--------------------------------------------------------------------------------
 Call options outstanding,
 end of period                   $ 59,458                           346
--------------------------------------------------------------------------------

 PUT OPTIONS                   PREMIUM AMOUNT      : :       NUMBER OF CONTRACTS

 Put options outstanding,
 beginning of period             $ 25,108                           126
--------------------------------------------------------------------------------
 Put options written               68,996                           387
--------------------------------------------------------------------------------
 Put options closed                (6,691)                          (25)
--------------------------------------------------------------------------------
 Put options exercised                 --                            --
--------------------------------------------------------------------------------
 Put options expired              (26,692)                         (142)
--------------------------------------------------------------------------------
 Put options outstanding,
 end of period                   $ 60,721                           346

6} INVESTMENT ADVISORY AND OTHER AGREEMENTS

Inland Investment Advisors, Inc. ("the Adviser") became the investment adviser to the Fund on June 1, 2001. Prior to June 1, 2001, Uniplan, Inc. acted as the investment adviser for the Fund since the inception of the Fund. As of March 1, 2002, for its services to the Fund under the advisory agreement, the Adviser will receive a fee calculated daily and paid at the end of each calendar month, at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the period November 1, 2001 through February 28, 2002, the Adviser received a fee calculated daily and paid at the end of each calendar month, at a rate equal on an annual basis to 0.50% of the Fund's average daily net assets.

The Fund has adopted a plan providing that if the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 2.50% of average net assets for Class A, the Adviser may waive or may reimburse the Fund for the amount of such excess. Accordingly, for the six months ended April 30, 2002, the Adviser waived and reimbursed the Fund $45,534.

The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Trust to reimburse the Distributor for a portion of the costs incurred in distributing the Fund's Class A shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Fund's Class A shares. The Fund incurred $7,324 in fees pursuant to the Plan for the six months ended April 30, 2002. The Class C shares are subject to a servicing fee at an annual rate up to 1.00% of net assets pursuant to Rule 12b-1 and a deferred sales charge of 1.00% is imposed on redemptions, within one year of purchase. Class C shares commenced operations on May 17, 2002.

U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual Fund Services, LLC) serves as Transfer Agent, Administrator and Accounting services agent for the Fund. U.S. Bank, N.A. serves as Custodian for the Fund. Inland Securities Corporation serves as Distributor for the Fund.

18 | INLAND REAL ESTATE INCOME AND GROWTH FUND

BOARD OF
TRUSTEES

J. Michael Borden
Delavan, WI

Daniel L. Goodwin
Oak Brook, IL

Lawrence Harb
Okemos, MI

Richard Imperiale
Milwaukee, WI

F. L. Kirby
Chicago, IL

John Komives
Milwaukee, WI

Lawrence Kujawski
Milwaukee, WI

Roberta S. Matlin
Oak Brook, IL

Robert D. Parks
Oak Brook, IL

CUSTODIAN

U.S. Bank, N.A.
615 E. Michigan Street
Milwaukee, WI 53202

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT
ACCOUNTANTS

KPMG LLP
303 East Wacker Drive
Chicago, IL 60601

LEGAL COUNSEL

Foley & Lardner
777 East Wisconsin Avenue
Milwaukee, WI 53202

DISTRIBUTOR

Inland Securities Corporation
2901 Butterfield Road
Oak Brook, IL 60523

INVESTMENT ADVISER

Inland Investment Advisors, Inc.
2901 Butterfield Road
Oak Brook, IL 60523

19 | INLAND REAL ESTATE INCOME AND GROWTH FUND